SCHEDULE OF AGGREGATE LOSS ON DERIVATIVES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Derivative Liabilities
Day one loss due to derivative liabilities on convertible note			$ 64,540		$ 2,935
Gain on change in fair value of the derivative liabilities			(39,861)		1,306
Total	$ 30,313		$ 24,679		$ 4,241